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THOMPSON, WELCH, SOROKO & GILBERT LLP
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SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

July 5, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	BioTime, Inc.
Amendment No. 1 to Registration Statement on Form S-3
File No. 333-188066

Ladies/Gentlemen:

This letter accompanies Amendment No. to Registration Statement on Form S-3 (333-188066) filed by BioTime, Inc.  This amendment includes revisions made in response to comments from the staff and to update certain information.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko